Hartford Alpha Capture International Value ETF Investment Strategy - Hartford Alpha Capture International Value ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in foreign equity securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of value companies. The Fund seeks to outperform the MSCI EAFE Value Index. The Fund diversifies its investments among a broad range of companies in a number of different countries throughout the world, with no limit on the amount of assets that may be invested in each country. Securities in which the Fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets. The Fund may invest in companies of any market capitalization, but tends to focus on large and medium capitalization companies. The Fund may trade securities actively. Based on market or economic conditions, the Fund may, through its normal stock selection process, focus on one or more sectors of the market.The Fund’s portfolio manager selects stocks from an investment universe populated by multiple fundamental equity investment teams at the sub-adviser, Wellington Management Company LLP (“Wellington Management”), with different investment approaches to value investing. Each fundamental equity investment team has a distinct investment philosophy and analytical process to identify securities. The Fund’s investment universe represents a wide range of investment philosophies, companies, industries and market capitalizations. The Fund’s portfolio manager selects a subset of securities from the investable universe for inclusion in the portfolio, seeking to include stocks that the fundamental equity investment teams believe are high conviction or otherwise offer attractive risk-return characteristics. The Fund’s portfolio manager also may invest a portion of the Fund’s assets in securities that the portfolio manager believes may complement the Fund’s total risk profile or support overall portfolio construction targets. The Fund’s portfolio manager does not allocate a set percentage to any investment approach or security but instead seeks a flexible and broad based Fund profile consistent with the Fund’s overall focus on value investing. The portfolio manager also uses quantitative portfolio construction tools as part of the investment process.Equity securities include but are not limited to common stock, depositary receipts, preferred stock, securities convertible into common or preferred stock and warrants or rights to acquire common stock. Investments are deemed to be “foreign” if one or more of the following criteria is met: (a) an issuer’s domicile or location of headquarters is in a foreign country; (b) an issuer is doing a substantial amount of business outside the United States, which the Fund considers to be an issuer that derives at least 50% of its revenues or profits outside the United States or has at least 50% of its sales or assets outside the United States; (c) the principal trading market for a security of an issuer is located in a foreign country; or (d) it is a foreign currency or the investment is denominated in a foreign currency. Wellington Management determines whether a company is a value company based on traditional and other measures of value, such as whether the company is included in a third-party value index (e.g. MSCI ACWI IMI Value Index, Russell 3000 Value Index, or FTSE All-World Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to-book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the median of the MSCI EAFE Index (Net). A company may be determined to be a value company under any of these factors.